Share-Based Payments	6 Months Ended
Jun. 30, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-Based Payments
21.
SHARE-BASED PAYMENTS

On July 19, 2016, the shareholders of the Company approved the adoption of the 2016 equity incentive plan (the “2016 Plan”) for the purpose of securing and retaining employees, directors and consultants of the Company, providing incentives for them to exert maximum efforts for the success of the Company and any affiliate, and providing means by which such persons may benefit from increases in value of the ordinary shares of the Company.

The 2016 Plan provides for the grant of the following types of share awards: (i) restricted share awards, (ii) share options, (iii) share appreciation rights, (iv) restricted share unit awards, and (v) other share awards. The overall limit on the number of underlying shares which may be delivered pursuant to all awards granted under the 2016 Plan was 337,225,866 ordinary shares of the Company as of December 31, 2023, subject to any adjustments for other dilutive issuances.

In connection with the Business Combination, immediately prior to the Closing, the Board terminated the 2016 Plan, and the Board adopted the Apollomics Inc. 2023 Incentive Award Plan (the “Incentive Plan”), which became effective as of the Closing, and 8,679,583 Class A Ordinary Shares have been reserved for issuance. The Incentive Plan allows the Company to make equity and equity-based incentive awards to officers, employees, non-employee directors and the Company’s consultants and affiliates (the “Eligible Persons”). The Company expects to use equity-based awards to promote the Company’s interest by providing Eligible Persons with the opportunity to acquire equity interests as an incentive for their remaining in the Company’s service and aligning their interests with those of the Company’s equity holders. The Company’s Board anticipates that providing such persons with a direct stake in the Company will assure a closer alignment of the interests of such individuals with the Company’s interests and the interests of its shareholders, thereby stimulating their efforts on the Company’s behalf and strengthening their desire to remain with the Company and its affiliates.

During the six months ended June 30, 2023 and 2024, the Company had issued restricted share awards and share options to Eligible Persons and no share appreciation rights, restricted share unit awards or other share awards were granted under either the 2016 Plan or the Incentive Plan by the Company.

Restricted share awards

Under guidance for share-based compensation, the fair value of the Company’s restricted share awards is based on the grant date fair value of the Company’s Class A Ordinary Shares. During the six months ended June 30, 2024, all restricted share awards were granted with no purchase price. The weighted-average grant date fair value of the restricted share awards was $0.82 during the six months ended June 30, 2024.

The total expense recognized in the condensed consolidated interim statements of loss and comprehensive loss for the restricted shares granted was $39 thousand and $1.9 million, for the six months ended June 30, 2023 and 2024, respectively.

The following table summarizes the Group’s restricted shares movement during the six months ended June 30, 2023 and 2024:

	2024	2023
	Number of unvested restricted shares	Number of unvested restricted shares
Outstanding as of January 1,	207,945	496,752
Awarded	2,169,639	—
Vested	(1,986,092)	(496,752)
Forfeited	(27,727)	—
Outstanding as of June 30,	363,765	—

Restricted shares granted during the six months ended June 30, 2024 have a remaining weighted average vesting term of approximately 0.5 years. The vesting terms for these awards ranged from vesting immediately to a vesting term of two years.

Share options

The following table discloses movements of the Group’s share options held by grantees during the six months ended June 30, 2023 and 2024:

	2024		2023
	Number of Share	Weighted-average	Number of Share	Weighted-average
	Options	exercise price	Options	exercise price
Outstanding at January 1,	11,900,044	$4.622	9,746,889	$3.027
Granted	13,396,467	0.771	3,019,638	10.012
Exercised	—	—	(47,442)	1.750
Forfeited	(548,330)	2.220	(10,304)	3.041
Expired	(581,313)	3.235	—	—
Outstanding at June 30,	24,166,868	$2.575	12,708,781	$4.704
Exercisable at the end of the period	11,324,547		6,646,879

No share options granted in the above table will be exercisable after the expiration of 10 years from the date of its grant.

The share options outstanding as of June 30, 2023 and 2024 had a weighted average remaining contractual life of 7.07 years and 9.27 years, respectively. During the six months ended June 30, 2023 and 2024, the weighted average fair value of the share options granted was $0.5334 per share and $0.6042 per share, respectively.

The time-based share options vest ratably on a monthly basis over a 24-month to 48-month vesting period or with 25% or 50% vesting on the first anniversary of the vesting inception date and the remaining portion vesting ratably on a monthly basis over a 12-month to 36-month vesting period. The milestone-based share options vest upon achievement of specified performance conditions. The expected vesting period is estimated by the management of the Company based on the most likely outcome of each of the performance conditions.

OPM model was used to determine the fair value of the option granted. The key inputs for the share options granted during the periods were as follows:

	For the six months ended June 30,
	2024	2023
Grant date option fair value per share	$0.6042	$0.502
Exercise price	$0.77	$0.717
Expected volatility (note i)	97.48%	73%
Expected life	5.50 years	6.078 years
Risk-free rate	4.18%	3.98%
Expected dividend yield	0%	0%

Note i: The expected volatility measured at the standard deviation is based on the historical data of the daily share price movement of comparable companies.

The total expense recognized in the unaudited condensed consolidated interim statements of loss and comprehensive loss for share options granted was $5.3 million and $8.2 million for the six months ended June 30, 2023 and 2024, respectively.